UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	December 31, 2016

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski

Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2017 Morgan Stanley

USGANN
1701101 EXP. 02.28.18

INVESTMENT MANAGEMENT

Morgan Stanley U.S. Government Securities Trust

Annual Report

December 31, 2016

Morgan Stanley U.S. Government Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Notes to Financial Statements	23
Financial Highlights	40
Report of Independent Registered Public Accounting Firm	45
Privacy Notice	46
Trustee and Officer Information	51

Welcome Shareholder,

We are pleased to provide this Annual report, in which you will learn how your investment in Morgan Stanley U.S. Government Securities Trust (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended December 31, 2016

Total Return for the 12 Months Ended December 31, 2016
Class A	Class B	Class L	Class I	Class C	Bloomberg Barclays U.S. Government/ Mortgage Index[1]	Lipper General U.S. Government Funds Index[2]
2.40%	2.54%	2.24%	2.88%	1.60%	1.31%	1.61%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the year ended December 31, 2016, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Market Conditions

The more things change, the more they stay the same. On the surface, the end of 2016 looks very similar to the end of 2015 — U.S. Treasury yield at around 2.3 percent, markets pricing in two to three Federal Reserve ("Fed") hikes for the next year, oil prices around $40 to $50, with the stock market slightly higher and investment-grade credit spreads tighter.(i) But this masks the extraordinary swings seen last year — in markets, economic policy and politics. On the political and policy front, investors had to reassess many of their existing assumptions during 2016. However, the year also provided many opportunities for those who withstood the volatility.

First, 2016 was a year of market pessimism and euphoria. Tightening financial conditions throughout late-2015 caused activity to decelerate in the beginning of 2016. On top of that, a hawkish Fed hiking path (as revealed through the Fed "dot plot") and a strong U.S. dollar fueled fears of global recession. Looking back, spread widening in high yield bonds, driven by steep declines in one sector (energy), was perhaps misread by markets as general stress within the entire credit market, even the entire economy. Nevertheless, by February, markets had done much of the tightening before the Fed could.

The Fed then grew more dovish, bringing down projected rate hikes for 2016. In addition, many central banks elsewhere stepped up easing efforts in the first quarter. Concerted global easing worked: yield spreads declined, the U.S. dollar depreciated, Chinese devaluation fears subsided and oil prices troughed. This

(i)  Source: Bloomberg. Data as of December 30, 2016.

easing of financial conditions paved the way for an increase in activity globally in the second half of 2016.

Excessive market bearishness set the stage for a big market rebound. February turned out to be a great buying opportunity for risky assets. The worst-performing assets of 2015 became the best-performing in 2016. However, even as risky assets shrugged off the multiple adverse shocks of 2016, the one asset class that did not were "risk-free" yields, which continued to grind lower. Central bank easing had pushed down term premium on "risk-free" rates, pushing yields lower than what fundamentals would suggest.

Market swings were caused by big swings in policy, moving from monetary policy dominance to fiscal policy. With retrenching monetary policy, the baton passed to fiscal expansion. Fiscal policy allowed central bankers to pause in easing. The Fed delivered a much-anticipated rate hike in December 2016, followed by a hawkish projection for future Fed hikes that surprised markets. The 2017 hike projection rose from two hikes to three hikes. The Fed Chair, Yellen, explained that committee members may have included expectations of fiscal policy.

Finally, political risk came to the forefront in 2016 and produced some of the biggest surprises of the year. Political shock events this year have been very difficult to price. Except for assets directly affected by Brexit and Trump (such as the pound and Mexican peso), most risky assets have shrugged off political risk for now, contrary to investor expectations. Markets, and indeed most of the established observers, found it hard to read political trends, a phenomenon that could continue into 2017.

Performance Analysis

All share classes of Morgan Stanley U.S. Government Securities Trust outperformed both the Bloomberg Barclays U.S. Government/Mortgage Index (the "Index") and the Lipper General U.S. Government Funds Index for the 12 months ended December 31, 2016, assuming no deduction of applicable sales charges.

During calendar year 2016, the Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, any period returns which include these settlement monies would have been lower. For example, the 2016 fiscal year total return would have been 1.72% for Class A shares as of December 31, 2016. The returns on the other share classes would also have been similarly impacted. These were one-time settlements, and as a result, the impact on the net asset value and consequently the performance will not likely be repeated in the future. Please call 1-800-548-7786 for additional information.

The Fund's overall sector positioning contributed to performance, with positive contributions from municipal bonds, commercial mortgage-backed securities, residential mortgage-backed securities (agency and non-agency), as well as government-related agency bonds. The portfolio was underweight in duration (a measure of interest rates sensitivity) relative to its benchmark, which detracted from performance, most notably in the first half of the period. The portfolio's duration is managed, in part, using interest rate futures.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 12/31/16
Agency Fixed Rate Mortgages	35.2%
Collateralized Mortgage Obligations — Agency Collateral Series	12.7
Municipal Bonds	9.1
U.S. Agency Securities	8.9
Short-Term Investments	8.6
Asset-Backed Securities	7.5
Mortgages — Other	4.7
Agency Bonds — Sovereign (U.S. Government Guaranteed)	3.8
U.S. Treasury Securities	3.5
Commercial Mortgage-Backed Securities	3.1
Agency Bonds — Consumer Discretionary
(U.S. Government Guaranteed)	1.4
Agency Adjustable Rate Mortgages	1.2
Agency Bond — Finance
(U.S. Government Guaranteed)	0.3

+  Does not include open long/short futures contracts with an underlying face amount of $61,275,899 with net unrealized appreciation of $103,940 and does not include open swap agreements with net unrealized depreciation of $38,064.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data is as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in a portfolio of U.S. government securities. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference room of the SEC, 100 F Street, NE, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended December 31, 2016 (unaudited)
Symbol	Class A Shares* (since 07/28/97) USGAX		Class B Shares** (since 06/29/84) USGBX		Class L Shares† (since 07/28/97) USGCX	Class I Shares†† (since 07/28/97) USGDX	Class C Shares††† (since 04/30/15) MSGVX
1 Year	2.40 –1.99[4]	%[3]	2.54 –2.45[4]	%[3]	2.24 —%[3]	2.88 —%[3]	1.60 0.60[4]	%[3]
5 Years	1.93[3] 1.04[4]		1.97[3] 1.60[4]		1.60[3] —	2.24[3] —	— —
10 Years	2.72[3] 2.27[4]		2.73[3] 2.73[4]		2.28[3] —	3.01[3] —	— —
Since Inception	3.95[3] 3.72[4]		5.63[3] 5.63[4]		3.50[3] —	4.21[3] —	0.30[3] 0.30[4]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sale charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information. Class B shares are closed for new investments.

†  Class L has no sales charge. Class L shares are closed for new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Government/Mortgage Index includes Treasuries, government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2016.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/16 – 12/31/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	07/01/16	12/31/16	07/01/16 – 12/31/16
Class A
Actual (–1.94% return)	$1,000.00	$980.60	$4.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.81	$4.37
Class B
Actual (–1.92% return)	$1,000.00	$980.80	$4.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.86	$4.32
Class L
Actual (–2.04% return)	$1,000.00	$979.60	$5.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.56	$5.63
Class I
Actual (–1.65% return)	$1,000.00	$983.50	$2.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.52	$2.64
Class C
Actual (–2.30% return)	$1,000.00	$977.00	$8.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.04	$8.16

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.86%, 0.85%, 1.11%, 0.52% and 1.61% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had not received the reimbursement from the Custodian and had borne all of its expenses, the annualized expense ratios would have been 1.21%, 1.44%, 1.20%, 0.68% and 2.05% for Class A, Class B, Class L, Class I and Class C shares, respectively.

    Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period.

    The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

    Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the year ended December 31, 2016, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.3%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$3,783		2.921%	06/01/43	$3,994,071
433		3.128	11/01/36	455,482
767		3.339	10/01/36	814,731
1,551	Federal National Mortgage Association, Conventional Pool:	2.20	05/01/44	1,587,957
	Total Agency Adjustable Rate Mortgages (Cost $6,830,718)			6,852,241
	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.5%)
4,790	Amal Ltd. (Cayman Islands)	3.465	08/21/21	4,963,050
2,945	Safina Ltd. (Cayman Islands)	2.00	12/30/23	2,920,527
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $7,734,463)			7,883,577
	Agency Bond - Finance (U.S. Government Guaranteed) (0.4%)
1,816	Washington Aircraft 1 Co., Ltd. (Ireland) (Cost $1,816,047)	2.637	09/15/26	1,831,190
	Agency Bonds - Sovereign (U.S. Government Guaranteed) (4.1%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,791,578
4,118	Petroleos Mexicanos (Mexico)	2.46	12/15/25	4,127,633
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $19,694,407)			20,919,211
	Agency Fixed Rate Mortgages (38.3%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
11,930		3.50	08/01/42 - 06/01/45	12,274,094
8,213		4.00	12/01/41 - 10/01/45	8,634,477
2,686		4.50	09/01/45	2,887,084
1,286		5.00	01/01/40	1,418,495
1,319		5.50	11/01/39	1,478,623
181		6.50	03/01/29 - 09/01/32	205,075
402		7.50	05/01/35	481,697
250		8.00	08/01/32	297,575
273		8.50	08/01/31	332,599

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Association, Conventional Pools:
$5,925		3.00%	05/01/30 - 01/01/45	$5,958,999
19,772		3.50	12/01/42 - 07/01/46	20,365,413
36,474		4.00	11/01/41 - 01/01/46	38,455,184
15,086		4.50	01/01/25 - 11/01/44	16,314,416
5,092		5.00	05/01/35 - 02/01/41	5,605,663
1,388		5.121	03/01/38	1,516,551
4,491		5.50	03/01/35 - 10/01/35	5,036,452
79		6.50	06/01/29 - 02/01/33	90,288
2		7.00	05/01/31	1,835
676		7.50	08/01/37	812,629
539		8.00	04/01/33	652,033
491		8.50	10/01/32	602,075
	January TBA:
7,540	(a)	2.50	01/01/32	7,552,517
18,598	(a)	3.00	01/01/32 - 01/01/47	18,536,911
17,030	(a)	3.50	01/01/47	17,455,751
	Government National Mortgage Association, January TBA:
2,380	(a)	3.50	01/20/47	2,474,917
	Various Pools:
9,580		3.50	08/20/45 - 07/20/46	9,976,698
5,794		4.00	11/20/42 - 07/15/44	6,191,596
926		5.00	01/20/40	1,001,164
95		5.125	11/20/37	103,428
945		5.25	04/20/36 - 09/20/39	1,041,806
1,535		5.375	02/20/36 - 08/20/40	1,692,390
2,382		6.00	03/15/26 - 09/20/34	2,733,415
183		6.50	04/15/19	188,997
160		7.00	03/20/26 - 07/20/29	189,762
1,204		8.00	01/15/17 - 08/15/31	1,257,338
1,278		8.50	07/15/30	1,437,190
304		9.00	12/15/16 - 02/15/25	314,698
258		9.50	12/15/16 - 12/15/20	261,293
294		10.00	01/15/17 - 11/15/20	307,093
	Total Agency Fixed Rate Mortgages (Cost $194,395,076)			196,138,221

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (8.1%)
	American Homes 4 Rent
$3,039	(b)	3.678%		12/17/36	$3,113,907
2,787	(b)	3.732		10/17/45	2,859,534
2,676	Colony American Homes (b)	2.136	(c)	05/17/31	2,675,497
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,725,399
2,000	Green Tree Agency Advance Funding Trust I (b)	2.38		10/15/48	1,986,240
	Invitation Homes Trust
3,311	(b)	1.886	(c)	12/17/30	3,313,682
2,150	(b)	2.03	(c)	06/17/32	2,155,646
4,223	(b)	2.036	(c)	08/17/32	4,237,074
	North Carolina State Education Assistance Authority
1,645		1.682	(c)	07/25/25	1,638,581
1,060		1.782	(c)	01/26/26	1,057,993
374	Panhandle-Plains Higher Education Authority, Inc.	1.796	(c)	07/01/24	374,559
2,670	SBA Small Business Investment Cos.	2.245		09/10/22	2,663,428
	United States Small Business Administration
2,538		2.42		06/01/32	2,518,140
6,348		2.67		04/01/32	6,336,172
	Total Asset-Backed Securities (Cost $41,431,259)				41,655,852
	Collateralized Mortgage Obligations - Agency Collateral Series (13.8%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,040,893
2,665		2.086		03/25/19	2,686,972
3,265		2.355		07/25/22	3,263,549
10,125		2.373		05/25/22	10,155,300
4,700		2.682		10/25/22	4,767,884
5,492		2.699		05/25/18	5,570,617
5,595		2.789		01/25/22	5,729,077
3,431		3.154		02/25/18	3,483,374
4,000		3.32	(c)	02/25/23	4,193,793
3,429		3.527	(c)	10/25/23	3,630,838
5,125		3.871		04/25/21	5,453,667
	IO REMIC
6,749		5.296	(c)	11/15/43	1,029,508
5,972		5.346	(c)	04/15/39	635,972

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Federal National Mortgage Association
$4,516		2.171	(c)%	09/25/19	$4,537,633
1,720		3.763		06/25/21	1,819,661
	IO
13,108		5.634	(c)	09/25/20	1,688,278
	IO REMIC
19,245		3.50		02/25/39	2,095,256
11,426		5.794	(c)	08/25/41	1,714,870
	Government National Mortgage Association,
	IO
7,615		3.50		05/20/43	1,623,529
1,042		5.00		02/16/41	231,041
7,936		5.343	(c)	11/16/40	1,518,451
9,666		5.393	(c)	07/16/33	736,853
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $65,407,891)				70,607,016
	Commercial Mortgage-Backed Securities (3.4%)
	Citigroup Commercial Mortgage Trust,
	IO
5,832		0.903	(c)	11/10/48	314,236
29,176		0.976	(c)	09/10/58	1,820,800
12,917		1.46	(c)	11/10/46	671,789
12,147	COMM Mortgage Trust, IO	1.358	(c)	08/10/46	599,138
32,451	Commercial Mortgage Pass-Through Certificates, IO	0.839	(c)	02/10/47	1,089,605
	GS Mortgage Securities Trust,
	IO
24,513		1.157	(c)	04/10/47	1,380,784
20,535		1.284	(c)	10/10/49	1,828,900
15,961		1.37	(c)	10/10/48	1,377,505
13,749		1.428	(c)	11/10/46	728,592
9,532	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.826	(c)	12/15/49	485,020
	JPMBB Commercial Mortgage Securities Trust,
	IO
33,620		1.013	(c)	01/15/47	1,530,215
9,084		1.346	(c)	11/15/45	446,154

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Wells Fargo Commercial Mortgage Trust,
	IO
$14,000		1.047	(c)%	12/15/49	$881,300
17,429		1.663	(c)	11/15/49	1,840,508
	WF-RBS Commercial Mortgage Trust,
	IO
16,733		0.522	(c)	08/15/46	410,413
17,565		1.087	(c)	03/15/46	682,571
20,968		1.52	(c)	12/15/46	1,194,975
	Total Commercial Mortgage-Backed Securities (Cost $17,208,743)				17,282,505
	Mortgages - Other (5.1%)
	Fannie Mae Connecticut Avenue Securities
2,656		2.056	(c)	04/25/29	2,661,224
1,450		2.956	(c)	10/25/28	1,465,248
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,550		2.606	(c)	10/25/27	1,572,800
750		2.756	(c)	12/25/28	757,358
750		2.956	(c)	10/25/28	759,754
1,500		3.506	(c)	09/25/28	1,541,284
839		3.556	(c)	05/25/28	861,528
1,200		3.656	(c)	07/25/28	1,235,873
	Freddie Mac Whole Loan Securities Trust
4,370		3.00		09/25/45 - 10/25/46	4,278,014
5,643		3.50		05/25/45 - 10/25/46	5,691,678
343		4.00		05/25/45	350,240
4,595	New Residential Mortgage Loan Trust (b)	3.75	(c)	11/26/35- 08/25/55	4,743,029
	Total Mortgages - Other (Cost $25,845,134)				25,918,030
	Municipal Bonds (9.9%)
3,615	Bay Area Toll Authority	6.263		04/01/49	4,923,702
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,921,986
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,741,401
5,980	Los Angeles Unified School District	5.75		07/01/34	7,391,938
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,915,537
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,427,241

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Municipal Electric Authority of Georgia
$1,760		6.637%	04/01/57	$2,173,283
3,085		6.655	04/01/57	3,754,322
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,502,446
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,196,808
3,000	New York State Dormitory Authority	5.628	03/15/39	3,681,810
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,250,680
1,580	State of Washington	5.481	08/01/39	1,955,929
	Total Municipal Bonds (Cost $42,061,359)			50,837,083
	U.S. Agency Securities (9.7%)
	Federal Home Loan Bank
5,550		0.875	10/01/18	5,520,413
5,525		1.00	09/26/19	5,461,358
5,520	Federal Home Loan Mortgage Corporation	0.875	10/12/18	5,490,959
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,284,126
6,960		4.30	12/15/21	7,664,895
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,729,043
8,085		7.125	05/01/30	11,533,762
	Total U.S. Agency Securities (Cost $46,216,547)			49,684,556
	U.S. Treasury Securities (3.8%)
	U.S. Treasury Notes
4,400		0.75	07/31/18	4,376,970
15,950		1.50	05/31/19 - 08/15/26	15,312,018
	Total U.S. Treasury Securities (Cost $19,753,459)			19,688,988
	Short-Term Investments (9.3%)
	U.S. Treasury Securities (1.5%)
	U.S. Treasury Bills
585	(d)(e)	0.406	03/23/17	584,366
10	(d)(e)	0.464	03/23/17	9,989
670	(d)(e)	0.508	03/23/17	669,274
25	(d)(e)	0.509	03/23/17	24,973
114	(d)(e)	0.51	03/23/17	113,877

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$570	(d)(e)	0.51%	03/23/17	$569,383
50	(d)(e)	0.518	03/23/17	49,946
210	(d)(e)	0.523	03/23/17	209,773
5,600	U.S. Treasury Note	0.75	01/15/17	5,605,906
	Total U.S. Treasury Securities (Cost $7,837,484)			7,837,487
NUMBER OF SHARES (000)
	Investment Company (7.8%)
39,868	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $39,867,551)			39,867,551
	Total Short-Term Investments (Cost $47,705,035)			47,705,038
	Total Investments (Cost $536,100,138) (f)(g)		108.7%	557,003,508
	Liabilities in Excess of Other Assets		(8.7)	(44,499,272)
	Net Assets		100.0%	$512,504,236

  AID  Agency for International Development.

  IO  Interest Only.

  REMIC  Real Estate Mortgage Investment Conduit.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.

  (d)  Rate shown is the yield to maturity at December 31, 2016.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (f)  Securities are available for collateral in connection with purchase on a forward commitment basis, open futures contracts and swap agreements.

  (g)  At December 31, 2016, the aggregate cost for federal income tax purposes is $537,433,647. The aggregate gross unrealized appreciation is $22,006,755 and the aggregate gross unrealized depreciation is $2,436,894, resulting in net unrealized appreciation of $19,569,861.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2016 continued

Futures Contracts Open at December 31, 2016:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
371	Long	U.S. Treasury 5 yr. Note, Mar-17	$43,653,368	$49,008
56	Long	U.S. Treasury 10 yr. Ultra Long Bond, Mar-17	7,507,500	73,500
41	Long	U.S. Treasury Ultra Bond, Mar-17	6,570,250	(23,225)
6	Long	U.S. Treasury 2 yr. Note, Mar-17	1,300,125	(562)
5	Long	U.S. Treasury Long Bond, Mar-17	753,281	1,937
12	Short	U.S. Treasury 10 yr. Note, Mar-17	(1,491,375)	3,282
		Net Unrealized Appreciation		$103,940

Interest Rate Swap Agreements Open at December 31, 2016:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$13,572	3 Month LIBOR	Receive	1.84%	12/07/21	$68,325
Morgan Stanley & Co., LLC*	13,438	3 Month LIBOR	Receive	2.07	12/21/21	(67,708)
Morgan Stanley & Co., LLC*	7,141	3 Month LIBOR	Receive	2.26	12/07/26	49,046
Morgan Stanley & Co., LLC*	7,186	3 Month LIBOR	Receive	2.48	12/21/26	(87,727)
	Net Unrealized Depreciation					$(38,064)

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities December 31, 2016

Assets:
Investments in securities, at value (cost $496,232,587)	$517,135,957
Investment in affiliate, at value (cost $39,867,551)	39,867,551
Total investments in securities, at value (cost $536,100,138)	557,003,508
Receivable from Distributor	615,852
Receivable for:
Interest	2,624,283
Variation margin on open futures contracts	132,962
Shares of beneficial interest sold	15,238
Investments sold	12,415
Dividends from affiliate	12,277
Prepaid expenses and other assets	69,963
Total Assets	560,486,498
Liabilities:
Payable to bank	4,217
Payable for:
Investments purchased	45,836,721
Shares of beneficial interest redeemed	1,000,275
Distribution fee	255,077
Advisory fee	247,249
Transfer and sub transfer agent fees	176,083
Variation margin on open swap agreements	122,248
Trustees' fees	74,162
Dividends to shareholders	55,823
Administration fee	34,862
Accrued expenses and other payables	175,545
Total Liabilities	47,982,262
Net Assets	$512,504,236
Composition of Net Assets:
Paid-in-capital	$513,728,337
Net unrealized appreciation	20,969,246
Accumulated undistributed net investment income	1,563,793
Accumulated net realized loss	(23,757,140)
Net Assets	$512,504,236
Class A Shares:
Net Assets	$42,375,091
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,880,612
Net Asset Value Per Share	$8.68
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.07
Class B Shares:
Net Assets	$376,573,642
Shares Outstanding (unlimited shares authorized, $0.01 par value)	43,378,949
Net Asset Value Per Share	$8.68
Class L Shares:
Net Assets	$12,003,713
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,371,986
Net Asset Value Per Share	$8.75
Class I Shares:
Net Assets	$80,860,643
Shares Outstanding (unlimited shares authorized, $0.01 par value)	9,310,380
Net Asset Value Per Share	$8.68
Class C Shares:
Net Assets	$691,147
Shares Outstanding (unlimited shares authorized, $0.01 par value)	78,958
Net Asset Value Per Share	$8.75

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations For the year ended December 31, 2016

Net Investment Income: Income
Interest	$19,583,051
Dividends from affiliate (Note 9)	28,801
Total Income	19,611,852
Expenses
Advisory fee (Note 4)	2,334,423
Distribution fee (Class A shares) (Note 5)	116,377
Distribution fee (Class B shares) (Note 5)	1,004,991
Distribution fee (Class L shares) (Note 5)	65,378
Distribution fee (Class C shares) (Note 5)	4,587
Sub transfer agent fees and expenses (Class A shares)	152,668
Sub transfer agent fees and expenses (Class B shares)	312,516
Sub transfer agent fees and expenses (Class L shares)	12,972
Sub transfer agent fees and expenses (Class I shares)	70,538
Sub transfer agent fees and expenses (Class C shares)	402
Administration fee (Note 4)	444,652
Transfer agent fees and expenses (Class A shares) (Note 8)	17,224
Transfer agent fees and expenses (Class B shares) (Note 8)	219,416
Transfer agent fees and expenses (Class L shares) (Note 8)	5,128
Transfer agent fees and expenses (Class I shares) (Note 8)	29,558
Transfer agent fees and expenses (Class C shares) (Note 8)	2,251
Professional fees	139,886
Shareholder reports and notices	81,063
Registration fees	75,338
Custodian fees	35,949
Trustees' fees and expenses	1,384
Other	84,208
Total Expenses	5,210,909
Less: reimbursement of custodian fees (Note 7)	(437,459)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(113,133)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(31,230)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(2,239)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(80,548)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(2,082)
Less: plan of distribution fee rebate (Class B shares) (Note 5)	(21,383)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(15,044)
Net Expenses	4,507,791
Net Investment Income	15,104,061
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	2,878,008
Futures contracts	(811,069)
Swap agreements	(775)
Net Realized Gain	2,066,164
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,044,953)
Futures contracts	37,511
Swap agreements	(38,064)
Net Change in Unrealized Appreciation (Depreciation)	(2,045,506)
Net Gain	20,658
Net Increase	$15,124,719

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2016	FOR THE YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets: Operations:
Net investment income	$15,104,061	$15,500,556
Net realized gain (loss)	2,066,164	(3,383,297)
Net change in unrealized appreciation (depreciation)	(2,045,506)	(11,129,688)
Net Increase	15,124,719	987,571
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,266,332)	(1,194,323)
Class B shares	(11,244,505)	(10,449,018)
Class L shares	(320,642)	(295,915)
Class I shares	(2,631,183)	(2,407,535)
Class C shares	(8,574)	(772)
Total Dividends	(15,471,236)	(14,347,563)
Net decrease from transactions in shares of beneficial interest	(62,058,632)	(81,228,286)
Net Decrease	(62,405,149)	(94,588,278)
Net Assets:
Beginning of period	574,909,385	669,497,663
End of Period (Including accumulated undistributed net investment income of $1,563,793 and $1,589,669, respectively)	$512,504,236	$574,909,385

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2016

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2016 continued

Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) Listed swaps are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed swaps should be fair valued at the mean between its latest bid and ask prices. Unlisted swaps are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2016 continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2016 continued

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

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Notes to Financial Statements  ■  December 31, 2016 continued

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$6,852,241	$—	$6,852,241
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	7,883,577	—	7,883,577
Agency Bond — Finance (U.S. Government Guaranteed)	—	1,831,190	—	1,831,190
Agency Bonds — Sovereign (U.S. Government Guaranteed)	—	20,919,211	—	20,919,211
Agency Fixed Rate Mortgages	—	196,138,221	—	196,138,221
Asset-Backed Securities	—	41,655,852	—	41,655,852
Collateralized Mortgage Obligations — Agency Collateral Series	—	70,607,016	—	70,607,016
Commercial Mortgage-Backed Securities	—	17,282,505	—	17,282,505
Mortgages — Other	—	25,918,030	—	25,918,030
Municipal Bonds	—	50,837,083	—	50,837,083
U.S. Agency Securities	—	49,684,556	—	49,684,556
U.S. Treasury Securities	—	19,688,988	—	19,688,988
Total Fixed Income Securities	—	509,298,470	—	509,298,470
Short-Term Investments
U.S. Treasury Securities	—	7,837,487	—	7,837,487
Investment Company	39,867,551	—	—	39,867,551
Total Short-Term Investments	39,867,551	7,837,487	—	47,705,038
Futures Contracts	127,727	—	—	127,727
Interest Rate Swap Agreements	—	117,371	—	117,371
Total Assets	39,995,278	517,253,328	—	557,248,606
Liabilities:
Futures Contracts	(23,787)	—	—	(23,787)
Interest Rate Swap Agreements	—	(155,435)	—	(155,435)
Total Liabilities	(23,787)	(155,435)	—	(179,222)
Total	$39,971,491	$517,097,893	$—	$557,069,384

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the

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Notes to Financial Statements  ■  December 31, 2016 continued

end of the period. As of December 31, 2016, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation

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Notes to Financial Statements  ■  December 31, 2016 continued

margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

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Notes to Financial Statements  ■  December 31, 2016 continued

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2016.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$127,727	(a)	Variation margin on open futures contracts	$(23,787	)(a)
Interest Rate Risk	Variation margin on open swap agreements	117,371	(a)	Variation margin on open swap agreements	(155,435	)(a)
		$245,098			$(179,222)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2016 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(811,069)	$(775)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$37,511	$(38,064)

For the year ended December 31, 2016, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$64,576,517
Swap Agreements:
Average monthly notional amount	$3,444,750

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Notes to Financial Statements  ■  December 31, 2016 continued

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion. For the year ended December 31, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B, 1.12% for Class L, 0.52% for Class I and 1.62% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended December 31, 2016, $229,232 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued

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Notes to Financial Statements  ■  December 31, 2016 continued

daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% (0.65% on amounts over $10 billion) of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,526,258 at December 31, 2016.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the year ended December 31, 2016, the distribution fee was accrued for Class B at an annual rate of 0.24%. For the year ended December 31, 2016, distribution fees paid were reduced by $21,383 relating to the Fund's 12b-1 fee on Class B shares.

At December 31, 2016, included in the Statement of Assets and Liabilities is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of December 31, 2016.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2016, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

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Notes to Financial Statements  ■  December 31, 2016 continued

The Distributor has informed the Fund that for the year ended December 31, 2016, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $44 and $12,564, respectively, and received $4,116 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2016		FOR THE YEAR ENDED DECEMBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,007,416	$8,933,925	1,009,925	$8,915,380
Reinvestment of dividends	140,278	1,243,455	133,412	1,176,161
Redeemed	(1,978,136)	(17,531,532)	(1,755,643)	(15,480,833)
Net decrease — Class A	(830,442)	(7,354,152)	(612,306)	(5,389,292)
CLASS B SHARES
Sold	39,306	349,932	232,200	2,034,187
Reinvestment of dividends	1,205,696	10,687,135	1,132,128	9,976,267
Redeemed	(6,525,659)	(57,758,474)	(8,723,540)	(76,962,123)
Net decrease — Class B	(5,280,657)	(46,721,407)	(7,359,212)	(64,951,669)
CLASS L SHARES
Sold	17,341	154,750	11,485	103,440
Reinvestment of dividends	35,035	312,980	32,601	289,571
Redeemed	(237,279)	(2,120,483)	(308,411)	(2,745,282)
Net decrease — Class L	(184,903)	(1,652,753)	(264,325)	(2,352,271)
CLASS I SHARES
Sold	567,901	5,036,173	349,822	3,087,679
Reinvestment of dividends	285,297	2,530,286	261,198	2,303,292
Redeemed	(1,628,235)	(14,451,615)	(1,594,089)	(14,079,097)
Net decrease — Class I	(775,037)	(6,885,156)	(983,069)	(8,688,126)
CLASS C SHARES
Sold	100,934	904,714	17,521 *	154,915 *
Reinvestment of dividends	821	7,340	69 *	609 *
Redeemed	(40,110)	(357,218)	(277)*	(2,452)*
Net increase — Class C	61,645	554,836	17,313	153,072
Net decrease in Fund	(7,009,394)	$(62,058,632)	(9,201,599)	$(81,228,286)

*  For the period April 30, 2015 through December 31, 2015.

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Notes to Financial Statements  ■  December 31, 2016 continued

7. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

In December 2015, the Fund's Custodian announced that it had identified inconsistencies in the way in which clients were invoiced for out-of-pocket expenses from 1998 until November 2015. The dollar amount difference between what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. The Custodian reimbursed the Fund directly, which was recognized as a change in accounting estimate and was reflected as "Reimbursement of custodian fees" in the Statement of Operations. Pursuant to the expense limitations described in Note 4, the Portfolio has experienced expenses reimbursed by the Adviser during the current period. Accordingly, the reimbursement of out-of-pocket custodian expenses in the current period resulted in the reduction in the current period expenses reimbursed by the Adviser.

8. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2016, aggregated $1,539,080,123 and $1,592,433,086, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,522,734,440 and $1,539,115,865, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended December 31, 2016, advisory fees paid were reduced by $15,044 relating to the Fund's investment in the Liquidity Funds.

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Notes to Financial Statements  ■  December 31, 2016 continued

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended December 31, 2016 is as follows:

VALUE DECEMBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2016
$1,293,895	$164,397,168	$125,823,512	$28,801	$39,867,551

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. The Fund did not have pension costs for the year ended December 31, 2016. At December 31, 2016, the Fund had an accrued pension liability of $74,162, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended December 31, 2016, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net

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Notes to Financial Statements  ■  December 31, 2016 continued

investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM:		2015 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$15,471,236	$—	$14,347,563	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily attributable to gains on paydowns, tax adjustments on swaps and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2016:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$341,299	$125,714,634	$(126,055,933)

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Notes to Financial Statements  ■  December 31, 2016 continued

At December 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,677,181	$—

At December 31, 2016, the Fund had available for federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$19,682,287	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2016, capital loss carryforwards of $126,055,933 expired for federal income tax purposes.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2016, the Fund deferred to January 1, 2017 for U.S. federal income tax purposes the following losses:

QUALIFIED LATE YEAR ORDINARY LOSSES (000)	POST-OCTOBER CAPITAL LOSSES (000)
$—	$2,666,243

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or

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Notes to Financial Statements  ■  December 31, 2016 continued

with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

12. Credit Facility

As of April 4, 2016, the Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the year ended December 31, 2016, the Fund did not have any borrowings under the facility.

13. Other

At December 31, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.9%.

14. Accounting Pronouncements

In December 2016, FASB issued Accounting Standards update 2016-19 — Technical Corrections and Improvements ("ASU 2016-19"), which is effective for interim periods for all entities beginning after December 15, 2016. ASU 2016-19 includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. That amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. Although still evaluating the potential impacts of ASU 2016-19 to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require

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Notes to Financial Statements  ■  December 31, 2016 continued

standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2016(1)		2015		2014		2013		2012
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.71		$8.90		$8.63		$9.03		$8.91
Income (loss) from investment operations:
Net investment income	0.25		0.22		0.17		0.15		0.13
Net realized and unrealized gain (loss)	(0.04)		(0.21)		0.31		(0.34)		0.21
Total income (loss) from investment operations	0.21		0.01		0.48		(0.19)		0.34
Less dividends from net investment income	(0.24)		(0.20)		(0.21)		(0.21)		(0.22)
Net asset value, end of period	$8.68		$8.71		$8.90		$8.63		$9.03
Total Return(2)	2.40	%(3)	0.10%		5.60%		(2.10)%		3.86%
Ratios to Average Net Assets:
Net expenses	0.87	%(4)(5)	0.87	%(4)(6)	0.86	%(4)(6)	0.89	%(4)	0.90	%(4)
Net investment income	2.66	%(4)(5)	2.41	%(4)(6)	1.90	%(4)(6)	1.76	%(4)	1.64	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$42,375		$49,715		$56,270		$68,635		$77,789
Portfolio turnover rate	279%		464%		317%		264%		257%

(1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.68% for Class A shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.72%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.19%	2.34%

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2015	0.94%	2.34%
December 31, 2014	0.99	1.77

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2016(1)		2015		2014		2013		2012
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.70		$8.90		$8.62		$9.03		$8.91
Income (loss) from investment operations:
Net investment income	0.25		0.22		0.17		0.16		0.14
Net realized and unrealized gain (loss)	(0.03)		(0.22)		0.32		(0.36)		0.21
Total income (loss) from investment operations	0.22		0.00	(2)	0.49		(0.20)		0.35
Less dividends from net investment income	(0.24)		(0.20)		(0.21)		(0.21)		(0.23)
Net asset value, end of period	$8.68		$8.70		$8.90		$8.62		$9.03
Total Return(3)	2.54	%(4)	0.00	%(5)	5.73%		(2.20)%		3.96%
Ratios to Average Net Assets:
Net expenses	0.86	%(6)(7)	0.83	%(6)(8)	0.85	%(6)(8)	0.88	%(6)(8)	0.89	%(6)(9)
Net investment income	2.66	%(6)(7)	2.46	%(6)(8)	1.91	%(6)(8)	1.78	%(6)(8)	1.65	%(6)(9)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$376,574		$423,561		$498,350		$551,744		$721,596
Portfolio turnover rate	279%		464%		317%		264%		257%

(1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares.

(2)  Amount is less than $0.005 per share.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.69% for Class B shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 1.85%.

(5)  Amount is less than 0.005%.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	0.95%	2.57%

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2015	0.90%	2.39%
December 31, 2014	0.96	1.80
December 31, 2013	1.42	1.24

(9)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2012	0.97%	1.57%

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2016(1)		2015		2014		2013		2012
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.77		$8.97		$8.69		$9.10		$8.98
Income (loss) from investment operations:
Net investment income	0.23		0.20		0.14		0.13		0.09
Net realized and unrealized gain (loss)	(0.03)		(0.22)		0.32		(0.36)		0.21
Total income (loss) from investment operations	0.20		(0.02)		0.46		(0.23)		0.30
Less dividends from net investment income	(0.22)		(0.18)		(0.18)		(0.18)		(0.18)
Net asset value, end of period	$8.75		$8.77		$8.97		$8.69		$9.10
Total Return(2)	2.24	%(3)	(0.27)%		5.30%		(2.50)%		3.39%
Ratios to Average Net Assets:
Net expenses	1.12	%(4)(5)	1.14	%(4)(6)	1.21	%(4)	1.20	%(4)	1.40	%(4)
Net investment income	2.41	%(4)(5)	2.12	%(4)(6)	1.55	%(4)	1.45	%(4)	1.14	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$12,004		$13,658		$16,334		$17,920		$26,838
Portfolio turnover rate	279%		464%		317%		264%		257%

(1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Class L shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(3)  Performance was positively impacted by approximately 0.67% for Class L shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.57%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.21%	2.32%

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2015	1.22%	2.04%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2016(1)		2015		2014		2013		2012
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.71		$8.90		$8.63		$9.04		$8.92
Income (loss) from investment operations:
Net investment income	0.28		0.25		0.19		0.18		0.16
Net realized and unrealized gain (loss)	(0.04)		(0.21)		0.31		(0.36)		0.21
Total income (loss) from investment operations	0.24		0.04		0.50		(0.18)		0.37
Less dividends from net investment income	(0.27)		(0.23)		(0.23)		(0.23)		(0.25)
Net asset value, end of period	$8.68		$8.71		$8.90		$8.63		$9.04
Total Return(2)	2.88	%(3)	0.44%		5.83%		(1.98)%		4.21%
Ratios to Average Net Assets:
Net expenses	0.52	%(4)(5)	0.54	%(4)(6)	0.64	%(4)(6)	0.65	%(4)	0.65	%(4)
Net investment income	3.00	%(4)(5)	2.74	%(4)(6)	2.12	%(4)(6)	2.00	%(4)	1.89	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$80,861		$87,824		$98,543		$91,558		$114,630
Portfolio turnover rate	279%		464%		317%		264%		257%

(1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.69% for Class I shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.19%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	0.69%	2.83%

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2015	0.71%	2.57%
December 31, 2014	0.77	1.99

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED, DECEMBER 31, 2016(1)	PERIOD FROM APRIL 30, 2015(2) TO DECEMBER 31, 2015
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.77	$8.97

Income (loss) from investment operations:
Net investment income	0.17		0.11
Net realized and unrealized loss	(0.02)		(0.22)
Total income (loss) from investment operations	0.15		(0.11)
Less dividends from net investment income	(0.17)		(0.09)
Net asset value, end of period	$8.75		$8.77
Total Return(3)	1.60	%(4)	(1.08	)%(9)
Ratios to Average Net Assets:
Net expenses	1.62	%(5)(6)	1.62	%(5)(7)(10)
Net investment income	1.90	%(5)(6)	1.53	%(5)(7)(10)
Rebate from Morgan Stanley affiliate	0.00	%(8)	0.00	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$691		$152
Portfolio turnover rate	279%		464%

(1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares.

(2)  Commencement of Offering.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.56% for Class C shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.04%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expenses and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	2.15%	1.37%

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2015	4.26%	(1.11)%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley U.S. Government Securities Trust

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Securities Trust at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 28, 2017

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources. For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose To Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose To Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (72) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				90

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Kathleen A. Dennis (63) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	91	Director of various non-profit organizations.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (61) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	91

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (59) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	91

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	91	Director of NVR, Inc. (home construction).
Joseph J. Kearns (74) c/o Kearns & Associates LLC 46 E Peninsula Center #385 Rolling Hills Estates, CA 90274-3712	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	93	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (58) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				90	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski (56) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2017	Management Director, JPMorgan Asset Management (2013-2016); President, JPMorgan Funds (2010-2013), Chief Administrative Officer, JPMorgan Funds (2004-2010), Treasurer, JPMorgan Funds (2003-2004, 2008-2010), and Vice President and Board Liaison, JPMorgan Funds (2001-2004); Managing Director, J.P. Morgan Investment Management Inc. (2001-2013); Vice President of Finance, Pierpont Group (1996-2001); Vice President, Bank of New York (1995-1996); Senior Audit Manager, Price Waterhouse, LLP (1982-1995).	91	None.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael E. Nugent (80) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	92	None.
W. Allen Reed (69) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	91	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (84) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	92	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2016) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (53) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006).

Timothy J. Knierim (58) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (51) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (49) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

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Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2016

	Registrant		Covered Entities(1)
Audit Fees	$57,758		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$4,000	(3)	$8,817,179	(4)
All Other Fees	$—		$227,300	(5)
Total Non-Audit Fees	$4,000		$9,044,479

Total	$61,758		$9,044,479

2015

	Registrant		Covered Entities(1)
Audit Fees	$57,758		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$4,000	(3)	$8,237,026	(4)
All Other Fees	$—		$212,000	(5)
Total Non-Audit Fees	$4,000		$8,449,026

Total	$61,758		$8,449,026

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the

Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 16, 2017